UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766

Name of Registrant: Vanguard Wellesley Income Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)

As of June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.8%)
U.S. Government Securities (8.1%)
	United States Treasury Note/Bond	1.375%	2/15/20	99,425	97,654
	United States Treasury Note/Bond	2.250%	2/29/20	872,000	868,320
	United States Treasury Note/Bond	2.250%	3/31/20	337,000	335,473
	United States Treasury Note/Bond	1.625%	6/30/20	280,795	275,836
	United States Treasury Note/Bond	1.250%	3/31/21	43,000	41,455
1	United States Treasury Note/Bond	2.125%	12/31/22	520,400	507,229
	United States Treasury Note/Bond	2.500%	3/31/23	30,000	29,695
	United States Treasury Note/Bond	2.000%	2/15/25	160,450	152,553
	United States Treasury Note/Bond	2.000%	8/15/25	19,780	18,732
	United States Treasury Note/Bond	2.250%	11/15/27	363,780	345,591
	United States Treasury Note/Bond	2.750%	2/15/28	467,400	463,091
	United States Treasury Note/Bond	2.875%	5/15/43	203,565	199,685
	United States Treasury Note/Bond	3.625%	2/15/44	99,150	110,459
	United States Treasury Note/Bond	3.375%	5/15/44	322,125	344,674
	United States Treasury Note/Bond	2.500%	2/15/46	54,875	49,816
	United States Treasury Note/Bond	2.875%	11/15/46	27,995	27,378
	United States Treasury Note/Bond	3.000%	2/15/47	43,065	43,166
	United States Treasury Note/Bond	2.750%	8/15/47	161,780	154,196
	United States Treasury Note/Bond	2.750%	11/15/47	8,142	7,761
	United States Treasury Note/Bond	3.000%	2/15/48	6,490	6,504
	United States Treasury Note/Bond	3.125%	5/15/48	300	308
	United States Treasury Strip Principal	0.000%	5/15/47	179,000	75,712
	United States Treasury Strip Principal	0.000%	8/15/47	249,325	104,579
					4,259,867
Agency Notes (0.0%)
2	Tennessee Valley Authority	4.625%	9/15/60	19,800	23,996
					23,996
Conventional Mortgage-Backed Securities (1.4%)
3,4	Fannie Mae Pool	2.500%	8/1/27–10/1/28	5,578	5,437
3,4	Fannie Mae Pool	3.000%	10/1/46	88,178	85,527
3,4,5Fannie Mae Pool		3.500%	12/1/47–7/1/48	680,000	676,901
3,4	Freddie Mac Gold Pool	4.000%	7/1/33	4	4
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	40	43
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	3,000	3,259
					771,171
Nonconventional Mortgage-Backed Securities (0.3%)
3,4	Fannie Mae REMICS	3.500%	4/25/31	6,910	6,975
3,4	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	13,201	13,532
3,4	Freddie Mac REMICS	3.000%	5/15/46	42,037	41,641
3,4	Freddie Mac REMICS	3.500%	3/15/31	4,095	4,140
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	75,160	77,556
					143,844
Total U.S. Government and Agency Obligations (Cost $5,211,209)					5,198,878
Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
3	Ally Auto Receivables Trust 2018-1	1.750%	2/15/19	13,026	13,024
3,6	American Express Credit Account Master
	Trust	2.950%	3/15/23	51,000	50,727

3,6	American Tower Trust I	3.070%	3/15/23	32,900	32,290
3,6,7	Apidos CLO XVII	3.663%	4/17/26	39,775	39,798
3,6,7	Ares XXIX CLO Ltd.	3.543%	4/17/26	39,555	39,553
3,6,7	Atlas Senior Loan Fund X Ltd.	3.438%	1/15/31	7,405	7,369
3,6,7	Avery Point IV CLO Ltd.	3.460%	4/25/26	36,540	36,537
3,6,7	Babson CLO Ltd. 2014-I	3.509%	7/20/25	4,555	4,554
6	Bank of Montreal	2.500%	1/11/22	122,300	119,491
3,6,7	BlueMountain CLO 2014-1 Ltd.	3.619%	4/30/26	21,634	21,649
3	BMW Vehicle Owner Trust	1.650%	1/25/19	2,069	2,068
3,6	Canadian Pacer Auto Receivables Trust
	2018-1	2.300%	4/19/19	14,588	14,589
3,6	Capital Auto Receivables Asset Trust 2018-1	2.100%	3/20/19	12,896	12,896
3,6,8	CARDS II Trust	2.443%	4/18/22	18,300	18,314
3,6,8	CARDS II Trust 2016-1A	2.773%	7/15/21	13,501	13,505
3	CarMax Auto Owner Trust	1.700%	2/15/19	11,829	11,824
3	CarMax Auto Owner Trust	2.300%	5/15/19	15,498	15,501
3,6,7	Cent CLO 20 Ltd.	3.460%	1/25/26	38,425	38,422
3,6,7	Cent CLO 21 Ltd.	3.576%	7/27/26	13,120	13,120
3,6,7	Cent CLO 22 Ltd.	3.773%	11/7/26	29,995	29,952
3,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	45,725	45,547
3,6	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	8,722	8,619
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	15,939
3,6	Daimler Trucks Retail Trust 2018-1	2.200%	4/15/19	6,197	6,196
6	DNB Boligkreditt AS	2.500%	3/28/22	24,355	23,739
3,6	Enterprise Fleet Financing LLC	2.150%	3/20/19	20,008	19,988
3,6	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	5,796	5,756
3,6	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	30,060	29,960
3	Ford Credit Auto Lease Trust 2018-A	2.300%	5/15/19	20,859	20,863
3,6	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,100
3	GM Financial Consumer Automobile
	Receivables Trust	2.300%	4/16/19	7,783	7,784
3	Honda Auto Receivables 2018-1 Owner
	Trust	1.900%	3/15/19	13,592	13,592
3,6	Hyundai Auto Lease Securitization Trust
	2018-A	1.950%	3/15/19	5,347	5,347
3,6	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	21,310	21,267
3	John Deere Owner Trust 2018	1.950%	3/15/19	19,328	19,314
3,9	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.319%	4/15/41	7	7
3,6,7	Limerock CLO II Ltd.	3.655%	4/18/26	37,025	37,004
3,6,7 .	Madison Park Funding XII Ltd	3.619%	7/20/26	29,853	29,852
3,6,7	Madison Park Funding XIII Ltd.	3.305%	4/19/30	34,150	34,119
3,6,8	Master Credit Card Trust II Series 2018-1A	2.578%	7/22/24	36,965	37,072
3,6,8	Mercedes-Benz Master Owner Trust 2016-B	2.773%	5/17/21	13,575	13,633
6	National Australia Bank Ltd.	2.400%	12/7/21	75,600	73,591
3	Nissan Auto Receivables 2018-A Owner
	Trust	1.900%	3/15/19	4,722	4,722
3,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	23,746
3,6	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	27,630	27,426
3,6	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	12,215	12,292
3,6	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	15,836	15,931
3,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	12,784	12,547

3	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	19	19
3	Santander Drive Auto Receivables Trust
	2018-1	1.830%	2/15/19	1,790	1,790
3	Santander Drive Auto Receivables Trust
	2018-2	2.350%	4/15/19	21,161	21,162
3,6	Santander Retail Auto Lease Trust 2018-A	2.200%	3/20/19	6,618	6,619
3,6	Securitized Term Auto Receivables Trust
	2018-1	2.400%	4/25/19	24,958	24,952
3,6,7	Seneca Park CLO Ltd. 2014-1	3.473%	7/17/26	21,705	21,702
3,6,9	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	21,087
3,6,7	Shackleton 2014-VI CLO	3.513%	7/17/26	20,935	20,932
3,6	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	24,912	24,905
3,6	Springleaf Funding Trust	3.160%	11/15/24	27,084	27,054
3,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,420
3,6,7	Symphony CLO XIV Ltd.	3.628%	7/14/26	36,945	36,888
3,6,7	Thacher Park CLO Ltd.	3.519%	10/20/26	16,115	16,112
6	Toronto-Dominion Bank	2.500%	1/18/22	77,500	75,710
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	6,826
3,6	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	18,104	18,150
3,6,7	Voya CLO 2014-1 Ltd.	3.345%	4/18/31	16,725	16,709
3,6	Westlake Automobile Receivables Trust
	2018-1	1.750%	2/15/19	900	900
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,481,554)					1,472,073
Corporate Bonds (43.4%)
Finance (17.5%)
	Banking (14.3%)
6	ABN AMRO Bank NV	2.450%	6/4/20	20,406	20,088
	American Express Credit Corp.	2.250%	8/15/19	24,000	23,844
	American Express Credit Corp.	2.700%	3/3/22	83,055	81,169
	Banco Santander SA	3.125%	2/23/23	30,800	29,139
	Banco Santander SA	3.848%	4/12/23	24,400	23,842
	Bank of America Corp.	3.300%	1/11/23	18,875	18,574
3	Bank of America Corp.	2.816%	7/21/23	60,600	58,544
	Bank of America Corp.	4.100%	7/24/23	47,670	48,309
	Bank of America Corp.	3.004%	12/20/23	42,652	41,313
	Bank of America Corp.	4.125%	1/22/24	7,500	7,615
	Bank of America Corp.	4.000%	1/22/25	26,225	25,873
3	Bank of America Corp.	3.593%	7/21/28	37,995	36,062
	Bank of America Corp.	3.419%	12/20/28	48,603	45,749
	Bank of America Corp.	6.110%	1/29/37	30,000	34,517
	Bank of America Corp.	5.875%	2/7/42	8,770	10,245
	Bank of America Corp.	5.000%	1/21/44	24,180	25,367
	Bank of Montreal	2.375%	1/25/19	29,000	28,981
	Bank of Montreal	3.100%	4/13/21	46,940	46,766
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	50,615
	Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,103
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	30,610
7	Bank of New York Mellon Corp.	3.409%	10/30/23	43,060	43,695
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,824
	Bank of Nova Scotia	2.450%	3/22/21	39,905	39,065
	Bank of Nova Scotia	2.800%	7/21/21	58,100	57,272
	Bank One Corp.	7.750%	7/15/25	25,000	29,841
6	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	37,362
	Barclays Bank plc	5.140%	10/14/20	7,935	8,161

	Barclays plc	3.684%	1/10/23	42,915	41,714
7	Barclays plc	3.710%	5/16/24	36,710	36,359
	BB&T Corp.	5.250%	11/1/19	19,000	19,518
	BB&T Corp.	3.200%	9/3/21	25,210	25,128
	BB&T Corp.	3.700%	6/5/25	48,000	47,775
	BNP Paribas SA	2.400%	12/12/18	11,000	10,993
6	BNP Paribas SA	2.950%	5/23/22	23,100	22,313
	BNP Paribas SA	3.250%	3/3/23	6,750	6,654
6	BNP Paribas SA	3.800%	1/10/24	76,490	74,654
6	BNP Paribas SA	3.375%	1/9/25	61,070	57,691
6	BNP Paribas SA	3.500%	11/16/27	82,370	77,168
	BPCE SA	2.500%	12/10/18	15,570	15,563
	BPCE SA	2.500%	7/15/19	42,100	41,902
6	BPCE SA	3.000%	5/22/22	9,620	9,293
6	BPCE SA	5.700%	10/22/23	10,670	11,148
	BPCE SA	4.000%	4/15/24	25,885	25,880
6	BPCE SA	5.150%	7/21/24	37,185	37,719
6	BPCE SA	3.500%	10/23/27	64,900	59,143
	Branch Banking & Trust Co.	2.625%	1/15/22	61,500	60,009
7	Canadian Imperial Bank of Commerce	3.055%	6/16/22	57,790	58,160
	Capital One Financial Corp.	2.500%	5/12/20	27,000	26,578
	Capital One Financial Corp.	4.750%	7/15/21	36,165	37,345
	Capital One Financial Corp.	3.750%	4/24/24	60,945	59,633
	Capital One Financial Corp.	3.200%	2/5/25	12,500	11,720
	Capital One Financial Corp.	4.200%	10/29/25	9,715	9,416
	Citibank NA	3.050%	5/1/20	67,750	67,613
	Citigroup Inc.	2.500%	9/26/18	31,000	30,991
	Citigroup Inc.	2.550%	4/8/19	30,000	29,938
	Citigroup Inc.	2.500%	7/29/19	29,565	29,437
	Citigroup Inc.	2.400%	2/18/20	87,550	86,430
	Citigroup Inc.	4.500%	1/14/22	30,140	30,952
	Citigroup Inc.	4.125%	7/25/28	45,085	43,072
3	Citigroup Inc.	3.520%	10/27/28	72,260	67,843
	Citigroup Inc.	6.625%	6/15/32	9,000	10,539
3	Citigroup Inc.	3.878%	1/24/39	37,225	33,922
	Citigroup Inc.	8.125%	7/15/39	1,883	2,641
	Citigroup Inc.	5.875%	1/30/42	7,460	8,621
	Citigroup Inc.	5.300%	5/6/44	12,142	12,490
	Citigroup Inc.	4.750%	5/18/46	15,410	14,527
	Commonwealth Bank of Australia	2.300%	3/12/20	21,255	20,999
	Compass Bank	2.750%	9/29/19	12,250	12,170
	Cooperatieve Rabobank UA	2.250%	1/14/19	44,660	44,565
6	Credit Agricole SA	2.500%	4/15/19	45,420	45,292
6,7	Credit Agricole SA	3.379%	4/24/23	16,500	16,456
6	Credit Agricole SA	3.750%	4/24/23	31,690	31,043
6	Credit Agricole SA	3.250%	10/4/24	30,590	28,743
	Credit Suisse AG	2.300%	5/28/19	18,975	18,877
	Credit Suisse AG	5.300%	8/13/19	9,000	9,235
	Credit Suisse AG	3.000%	10/29/21	53,710	52,931
	Credit Suisse AG	3.625%	9/9/24	3,955	3,890
6	Credit Suisse Group AG	3.574%	1/9/23	40,835	40,002
6,7	Credit Suisse Group AG	3.566%	6/12/24	24,825	24,797
3,6	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,287
3,6	Credit Suisse Group AG	3.869%	1/12/29	11,050	10,346
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	24,797
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	45,450
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	54,997

6 Danske Bank A/S	2.000%	9/8/21	41,970	40,060
6 Danske Bank A/S	3.875%	9/12/23	38,235	37,903
Deutsche Bank AG	2.500%	2/13/19	12,005	11,955
Deutsche Bank AG	2.700%	7/13/20	24,575	23,970
Deutsche Bank AG	3.150%	1/22/21	51,760	50,098
Deutsche Bank AG	4.250%	10/14/21	45,940	45,229
6 DNB Bank ASA	2.375%	6/2/21	42,450	41,166
Fifth Third Bank	2.875%	10/1/21	8,780	8,662
Fifth Third Bank	3.850%	3/15/26	29,295	28,807
Goldman Sachs Group Inc.	2.900%	7/19/18	55,000	55,012
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	21,359
Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	25,630
Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,069
Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	73,653
Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	71,765
3 Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	63,847
Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,663
Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,086
3 Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	42,011
Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	12,786
Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	44,980
Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	35,047
3 Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	13,765
3 Goldman Sachs Group Inc.	3.814%	4/23/29	46,055	43,646
3 Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	54,145
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	22,858
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	41,755
Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	19,639
Goldman Sachs Group Inc.	4.750%	10/21/45	15,895	15,660
6 HSBC Bank plc	4.750%	1/19/21	42,960	44,346
HSBC Bank USA NA	5.875%	11/1/34	21,000	24,052
HSBC Holdings plc	3.400%	3/8/21	50,000	49,979
HSBC Holdings plc	4.000%	3/30/22	10,870	11,016
3 HSBC Holdings plc	3.262%	3/13/23	25,625	25,086
HSBC Holdings plc	3.600%	5/25/23	56,130	55,600
7 HSBC Holdings plc	3.326%	5/18/24	26,495	26,423
HSBC Holdings plc	3.900%	5/25/26	7,915	7,701
3 HSBC Holdings plc	4.041%	3/13/28	27,520	26,643
3 HSBC Holdings plc	4.583%	6/19/29	40,190	40,595
HSBC Holdings plc	7.625%	5/17/32	15,800	20,066
HSBC Holdings plc	6.500%	5/2/36	22,000	25,441
HSBC Holdings plc	6.100%	1/14/42	43,680	52,694
HSBC Holdings plc	5.250%	3/14/44	5,795	5,853
HSBC USA Inc.	2.350%	3/5/20	93,430	92,245
HSBC USA Inc.	3.500%	6/23/24	18,355	18,057
Huntington Bancshares Inc.	3.150%	3/14/21	26,950	26,792
Huntington National Bank	2.200%	4/1/19	17,850	17,781
Huntington National Bank	2.400%	4/1/20	36,530	36,005
ING Groep NV	3.150%	3/29/22	13,170	12,913
ING Groep NV	3.950%	3/29/27	33,605	32,858
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	70,230
JPMorgan Chase & Co.	2.550%	3/1/21	26,000	25,437
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,479
JPMorgan Chase & Co.	4.350%	8/15/21	33,285	34,227
JPMorgan Chase & Co.	4.500%	1/24/22	18,260	18,887
JPMorgan Chase & Co.	3.250%	9/23/22	22,380	22,130
JPMorgan Chase & Co.	3.375%	5/1/23	36,370	35,527

	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,272
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,527
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,516
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	69,625
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	24,055
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,158
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	78,395
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,919
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,928
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	12,181
3	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	142,890
	KeyBank NA	2.350%	3/8/19	30,000	29,929
6	Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,063
3,6	Macquarie Group Ltd.	4.150%	3/27/24	50,725	50,471
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,306
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,259
	Morgan Stanley	2.500%	1/24/19	43,200	43,125
	Morgan Stanley	7.300%	5/13/19	53,955	55,913
	Morgan Stanley	2.375%	7/23/19	35,000	34,780
	Morgan Stanley	5.500%	7/24/20	15,000	15,650
	Morgan Stanley	5.750%	1/25/21	13,900	14,696
	Morgan Stanley	2.500%	4/21/21	30,630	29,895
	Morgan Stanley	2.625%	11/17/21	30,200	29,361
	Morgan Stanley	2.750%	5/19/22	63,830	61,823
	Morgan Stanley	3.750%	2/25/23	23,000	23,013
	Morgan Stanley	3.875%	4/29/24	22,050	22,037
	Morgan Stanley	4.000%	7/23/25	20,805	20,670
	Morgan Stanley	3.125%	7/27/26	36,950	34,192
	Morgan Stanley	4.350%	9/8/26	15,000	14,759
	Morgan Stanley	3.625%	1/20/27	31,000	29,846
3	Morgan Stanley	3.772%	1/24/29	56,830	54,599
	Morgan Stanley	7.250%	4/1/32	51,100	63,903
	Morgan Stanley	4.300%	1/27/45	24,705	23,290
6	NBK SPC Ltd.	2.750%	5/30/22	56,875	54,161
	Northern Trust Corp.	3.450%	11/4/20	10,285	10,397
	PNC Bank NA	3.300%	10/30/24	14,645	14,356
	PNC Bank NA	2.950%	2/23/25	34,775	33,337
	PNC Bank NA	3.100%	10/25/27	42,485	40,213
	PNC Bank NA	3.250%	1/22/28	60,960	58,075
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,219
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,333
	Royal Bank of Canada	2.750%	2/1/22	44,630	43,759
	Santander Holdings USA Inc.	2.700%	5/24/19	15,175	15,113
	Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,087
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	27,905
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	25,121
	Santander UK plc	2.500%	3/14/19	79,400	79,249
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,151
6	Societe Generale SA	3.250%	1/12/22	55,070	53,737
3	State Street Corp.	2.653%	5/15/23	31,280	30,400
	SunTrust Bank	3.300%	5/15/26	11,955	11,281
	SunTrust Banks Inc.	2.900%	3/3/21	34,300	33,861
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	35,664
	Synchrony Bank	3.650%	5/24/21	46,290	46,233
	Synchrony Financial	2.600%	1/15/19	17,915	17,880
	Synchrony Financial	3.000%	8/15/19	8,570	8,551
	Synchrony Financial	2.700%	2/3/20	12,580	12,441

Toronto-Dominion Bank	2.500%	12/14/20	97,700	96,137
6 UBS AG	2.200%	6/8/20	27,590	27,060
6 UBS AG	4.500%	6/26/48	32,955	33,345
6 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,339
6 UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	58,062
6 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	44,271
US Bancorp	2.625%	1/24/22	47,510	46,488
US Bancorp	3.700%	1/30/24	39,005	39,346
US Bancorp	2.375%	7/22/26	45,000	40,832
Wachovia Corp.	6.605%	10/1/25	15,000	16,936
Wells Fargo & Co.	2.150%	1/30/20	38,370	37,794
Wells Fargo & Co.	3.000%	1/22/21	27,580	27,382
Wells Fargo & Co.	4.600%	4/1/21	40,000	41,272
Wells Fargo & Co.	3.500%	3/8/22	54,840	54,658
Wells Fargo & Co.	3.069%	1/24/23	10,465	10,160
Wells Fargo & Co.	3.450%	2/13/23	39,400	38,517
Wells Fargo & Co.	4.480%	1/16/24	34,444	35,161
Wells Fargo & Co.	3.000%	2/19/25	28,660	27,011
Wells Fargo & Co.	3.550%	9/29/25	27,170	26,330
Wells Fargo & Co.	3.000%	4/22/26	36,830	33,829
Wells Fargo & Co.	4.100%	6/3/26	45,700	44,771
Wells Fargo & Co.	3.000%	10/23/26	6,435	5,925
Wells Fargo & Co.	5.606%	1/15/44	28,551	30,351
Wells Fargo & Co.	4.650%	11/4/44	20,735	19,565
Wells Fargo & Co.	4.900%	11/17/45	16,060	15,919
Wells Fargo & Co.	4.400%	6/14/46	36,200	32,853
Wells Fargo & Co.	4.750%	12/7/46	38,790	37,106
Westpac Banking Corp.	2.300%	5/26/20	22,948	22,618

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,848
Charles Schwab Corp.	3.200%	3/2/27	19,790	18,836

Finance Companies (0.4%)
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	209,754	203,239

Insurance (2.4%)
Aetna Inc.	2.800%	6/15/23	32,080	30,432
6 AIG Global Funding	2.700%	12/15/21	41,815	40,810
Anthem Inc.	2.300%	7/15/18	12,045	12,047
Anthem Inc.	3.700%	8/15/21	25,635	25,828
Anthem Inc.	3.125%	5/15/22	30,450	29,950
Anthem Inc.	3.300%	1/15/23	20,000	19,503
Anthem Inc.	4.101%	3/1/28	42,145	41,384
Anthem Inc.	4.650%	8/15/44	14,857	14,528
Anthem Inc.	4.375%	12/1/47	15,905	14,755
Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	35,193
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	22,730
Chubb INA Holdings Inc.	5.900%	6/15/19	15,000	15,415
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,129
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,013
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,895
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	25,305
Cigna Corp.	3.250%	4/15/25	30,765	28,800
CNA Financial Corp.	3.950%	5/15/24	4,335	4,316
6 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,459

6 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,372
6 Jackson National Life Global Funding	3.250%	1/30/24	48,955	47,774
6 Liberty Mutual Group Inc.	4.250%	6/15/23	11,825	11,966
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,742
Loews Corp.	2.625%	5/15/23	14,100	13,483
6 MassMutual Global Funding II	2.100%	8/2/18	45,015	45,019
6 MassMutual Global Funding II	2.350%	4/9/19	22,000	21,932
6 MassMutual Global Funding II	2.000%	4/15/21	42,188	40,704
MetLife Inc.	3.600%	4/10/24	28,000	27,730
MetLife Inc.	4.125%	8/13/42	5,300	4,971
MetLife Inc.	4.875%	11/13/43	17,500	18,267
6 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	13,472
6 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,950
6 Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,431
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	30,542
6 New York Life Global Funding	2.900%	1/17/24	58,670	56,740
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	53,784
6 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	22,158
Prudential Financial Inc.	4.500%	11/15/20	24,055	24,776
6 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	21,990	23,088
6 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,865	40,873
Travelers Cos. Inc.	5.900%	6/2/19	9,400	9,654
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,895
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,315
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,691
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,554
UnitedHealth Group Inc.	3.850%	6/15/28	34,260	34,298
UnitedHealth Group Inc.	4.625%	7/15/35	22,950	24,126
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	25,972
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	37,858
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	30,717
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	20,330
UnitedHealth Group Inc.	4.200%	1/15/47	8,345	8,194
UnitedHealth Group Inc.	4.250%	6/15/48	47,700	47,714

Other Finance (0.1%)
6 LeasePlan Corp. NV	2.875%	1/22/19	30,515	30,493

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,471
Boston Properties LP	3.125%	9/1/23	13,520	13,168
Boston Properties LP	3.800%	2/1/24	1,780	1,772
Realty Income Corp.	5.750%	1/15/21	8,675	9,163
Simon Property Group LP	4.375%	3/1/21	22,000	22,662
Simon Property Group LP	4.125%	12/1/21	12,946	13,252
Simon Property Group LP	3.750%	2/1/24	6,645	6,641
Simon Property Group LP	3.375%	10/1/24	20,470	19,986
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	17,715	17,595
				9,216,521
Industrial (21.1%)
Basic Industry (0.2%)
6 Air Liquide Finance SA	2.250%	9/27/23	21,000	19,612
6 Air Liquide Finance SA	2.500%	9/27/26	16,815	15,443
International Paper Co.	4.350%	8/15/48	43,570	39,257

Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	15,520

Capital Goods (1.6%)
6 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	4,957
6 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,777
6 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,311
Boeing Co.	5.875%	2/15/40	5,000	6,280
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	38,185
Caterpillar Inc.	3.900%	5/27/21	32,880	33,617
Caterpillar Inc.	2.600%	6/26/22	9,575	9,340
Caterpillar Inc.	3.400%	5/15/24	19,475	19,400
Caterpillar Inc.	5.200%	5/27/41	19,770	22,625
Deere & Co.	4.375%	10/16/19	13,090	13,347
Eaton Corp.	6.500%	6/1/25	10,000	11,299
General Dynamics Corp.	2.875%	5/11/20	54,940	54,891
General Dynamics Corp.	3.875%	7/15/21	9,950	10,161
General Electric Co.	2.700%	10/9/22	14,000	13,488
General Electric Co.	3.100%	1/9/23	6,094	5,965
Honeywell International Inc.	4.250%	3/1/21	29,484	30,369
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	43,162
John Deere Capital Corp.	2.800%	1/27/23	8,000	7,788
John Deere Capital Corp.	3.350%	6/12/24	9,000	8,887
John Deere Capital Corp.	3.450%	3/13/25	43,560	43,354
Johnson Controls International plc	5.000%	3/30/20	29,000	29,864
Johnson Controls International plc	3.750%	12/1/21	25,000	25,187
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,178
Lockheed Martin Corp.	2.900%	3/1/25	26,840	25,541
Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,948
Lockheed Martin Corp.	4.700%	5/15/46	12,041	12,655
Lockheed Martin Corp.	4.090%	9/15/52	4,609	4,318
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	14,901
Raytheon Co.	3.125%	10/15/20	10,000	10,015
6 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	59,796
6 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	60,741
6 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	42,204
United Technologies Corp.	4.500%	4/15/20	24,170	24,809
United Technologies Corp.	3.100%	6/1/22	10,095	9,933
United Technologies Corp.	4.500%	6/1/42	55,694	54,566
United Technologies Corp.	3.750%	11/1/46	5,891	5,144

Communication (2.9%)
21st Century Fox America Inc.	4.500%	2/15/21	4,650	4,777
21st Century Fox America Inc.	6.200%	12/15/34	11,000	12,975
America Movil SAB de CV	3.125%	7/16/22	66,820	65,605
America Movil SAB de CV	6.125%	3/30/40	10,010	11,760
American Tower Corp.	3.450%	9/15/21	23,985	23,894
American Tower Corp.	4.700%	3/15/22	2,905	2,996
American Tower Corp.	5.000%	2/15/24	23,881	24,812
American Tower Corp.	4.400%	2/15/26	7,300	7,279
AT&T Inc.	5.200%	3/15/20	10,125	10,460
AT&T Inc.	2.450%	6/30/20	17,525	17,245
AT&T Inc.	4.600%	2/15/21	4,900	5,029
AT&T Inc.	5.000%	3/1/21	10,000	10,387
AT&T Inc.	3.875%	8/15/21	20,000	20,175
6 AT&T Inc.	7.850%	1/15/22	23,750	26,791
AT&T Inc.	4.500%	3/9/48	14,742	12,690
CBS Corp.	4.300%	2/15/21	22,710	23,163

	Comcast Corp.	3.000%	2/1/24	51,960	49,678
	Comcast Corp.	3.600%	3/1/24	60,515	59,530
	Comcast Corp.	3.375%	2/15/25	2,565	2,464
	Comcast Corp.	3.150%	3/1/26	15,280	14,337
	Comcast Corp.	2.350%	1/15/27	19,840	17,274
	Comcast Corp.	4.250%	1/15/33	15,060	14,698
	Comcast Corp.	4.200%	8/15/34	25,155	23,940
	Comcast Corp.	4.400%	8/15/35	32,657	31,746
	Comcast Corp.	4.650%	7/15/42	7,260	7,027
	Comcast Corp.	4.500%	1/15/43	20,000	18,842
	Comcast Corp.	4.750%	3/1/44	28,710	28,173
	Comcast Corp.	4.600%	8/15/45	46,358	44,494
	Comcast Corp.	3.969%	11/1/47	40,576	35,655
	Comcast Corp.	4.000%	3/1/48	17,415	15,302
	Comcast Corp.	3.999%	11/1/49	26,848	23,466
	Comcast Corp.	4.049%	11/1/52	21,572	18,637
6	Cox Communications Inc.	4.800%	2/1/35	58,525	53,381
6	Cox Communications Inc.	6.450%	12/1/36	1,575	1,773
6	Cox Communications Inc.	4.600%	8/15/47	3,325	3,019
	Crown Castle International Corp.	3.650%	9/1/27	10,385	9,656
	Crown Castle International Corp.	3.800%	2/15/28	8,575	8,023
	Discovery Communications LLC	5.625%	8/15/19	4,675	4,802
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,408
6	NBCUniversal Enterprise Inc.	1.974%	4/15/19	84,070	83,455
	NBCUniversal Media LLC	4.375%	4/1/21	26,000	26,627
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	10,050
	Orange SA	9.000%	3/1/31	54,566	74,875
6	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,142
6	Sky plc	2.625%	9/16/19	30,550	30,321
6	Sky plc	3.750%	9/16/24	42,911	42,683
3,6	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	46,440
	Time Warner Cable LLC	8.750%	2/14/19	915	946
	Time Warner Cable LLC	8.250%	4/1/19	11,944	12,377
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,757
	Time Warner Inc.	4.750%	3/29/21	13,000	13,416
	Time Warner Inc.	3.600%	7/15/25	22,963	21,826
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,642
	Verizon Communications Inc.	3.500%	11/1/21	78,905	79,211
	Verizon Communications Inc.	4.812%	3/15/39	67,074	64,943
	Verizon Communications Inc.	4.750%	11/1/41	28,730	27,212
	Verizon Communications Inc.	5.012%	4/15/49	79,842	77,892
	Viacom Inc.	5.625%	9/15/19	10,000	10,260
	Vodafone Group plc	3.750%	1/16/24	42,985	42,594
	Vodafone Group plc	5.000%	5/30/38	1,890	1,857
	Vodafone Group plc	5.250%	5/30/48	28,355	28,181
	Walt Disney Co.	4.125%	6/1/44	18,320	17,687

	Consumer Cyclical (2.6%)
	Alibaba Group Holding Ltd.	2.500%	11/28/19	10,480	10,402
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,014
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	44,870
	Alibaba Group Holding Ltd.	3.400%	12/6/27	60,380	56,219
	Amazon.com Inc.	2.500%	11/29/22	31,600	30,706
	Amazon.com Inc.	2.800%	8/22/24	26,740	25,518
	Amazon.com Inc.	4.800%	12/5/34	55,880	61,004
	Amazon.com Inc.	4.950%	12/5/44	17,920	19,867

	Amazon.com Inc.	4.250%	8/22/57	52,165	51,371
	American Honda Finance Corp.	2.125%	10/10/18	29,535	29,502
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,560
	AutoZone Inc.	4.000%	11/15/20	25,000	25,375
	AutoZone Inc.	3.700%	4/15/22	12,752	12,831
	AutoZone Inc.	3.125%	7/15/23	22,000	21,392
6	BMW US Capital LLC	2.000%	4/11/21	19,815	19,121
6	BMW US Capital LLC	2.250%	9/15/23	93,000	86,660
6	BMW US Capital LLC	2.800%	4/11/26	5,395	4,972
3,6	CVS Pass-Through Trust	5.926%	1/10/34	13,649	14,771
6	Daimler Finance North America LLC	2.250%	7/31/19	58,255	57,819
6	Daimler Finance North America LLC	2.450%	5/18/20	8,005	7,886
6	Daimler Finance North America LLC	2.300%	2/12/21	34,630	33,606
6	Daimler Finance North America LLC	2.000%	7/6/21	60,000	57,410
6	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,309
6	Daimler Finance North America LLC	3.250%	8/1/24	3,970	3,841
	Ford Motor Co.	4.346%	12/8/26	11,945	11,688
	Ford Motor Credit Co. LLC	2.375%	3/12/19	56,800	56,584
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,739
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,466
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	57,316
	Home Depot Inc.	4.400%	4/1/21	12,300	12,716
	Home Depot Inc.	2.700%	4/1/23	24,715	24,097
	Home Depot Inc.	4.400%	3/15/45	22,390	22,965
6	Hyundai Capital America	2.550%	4/3/20	29,410	28,923
6,7	Hyundai Capital America	3.261%	7/8/21	50,500	50,526
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	108,867
	Marriott International Inc.	2.300%	1/15/22	44,000	42,185
	McDonald's Corp.	3.500%	7/15/20	21,760	21,984
	McDonald's Corp.	2.625%	1/15/22	10,175	9,973
	McDonald's Corp.	3.250%	6/10/24	4,400	4,329
	McDonald's Corp.	4.875%	12/9/45	22,775	23,924
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	17,180	17,181
	Target Corp.	2.900%	1/15/22	11,850	11,805
6	Volkswagen Group of America Finance LLC	2.450%	11/20/19	13,860	13,725
	Walmart Inc.	2.550%	4/11/23	44,450	42,925
	Walmart Inc.	3.550%	6/26/25	56,485	56,810
	Walmart Inc.	3.625%	12/15/47	14,950	13,983

	Consumer Noncyclical (6.9%)
	Allergan Funding SCS	3.000%	3/12/20	37,784	37,605
	Allergan Funding SCS	3.450%	3/15/22	23,785	23,400
	Allergan Funding SCS	3.800%	3/15/25	32,525	31,618
	Allergan Funding SCS	4.550%	3/15/35	26,165	24,816
	Allergan Funding SCS	4.850%	6/15/44	14,075	13,580
	Allergan Funding SCS	4.750%	3/15/45	6,900	6,629
	Altria Group Inc.	4.750%	5/5/21	40,806	42,379
	Altria Group Inc.	2.850%	8/9/22	11,835	11,555
	Altria Group Inc.	4.500%	5/2/43	10,105	9,680
	Altria Group Inc.	3.875%	9/16/46	22,625	19,881
	Amgen Inc.	3.625%	5/22/24	38,185	38,008
	Amgen Inc.	5.150%	11/15/41	27,515	28,996
	Amgen Inc.	4.663%	6/15/51	9,875	9,747
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,200	62,661
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	57,035	55,825
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	129,785	131,163
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	137,375	141,359

Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	8,744
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	824
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,310	4,371
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	9,836	9,471
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	23,185	22,420
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	5,942
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	16,683
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	14,266
Ascension Health	3.945%	11/15/46	14,675	14,438
3 Ascension Health	4.847%	11/15/53	2,165	2,444
AstraZeneca plc	1.950%	9/18/19	12,435	12,285
AstraZeneca plc	2.375%	11/16/20	37,225	36,526
AstraZeneca plc	3.375%	11/16/25	27,755	26,731
6 BAT Capital Corp.	3.557%	8/15/27	60,340	56,104
6 BAT International Finance plc	2.750%	6/15/20	17,600	17,382
6 BAT International Finance plc	3.250%	6/7/22	50,880	49,989
6 BAT International Finance plc	3.500%	6/15/22	7,440	7,366
6 BAT International Finance plc	3.950%	6/15/25	15,000	14,655
6 Bayer US Finance II LLC	4.250%	12/15/25	35,355	35,534
6 Bayer US Finance LLC	2.375%	10/8/19	6,140	6,080
6 Bayer US Finance LLC	3.000%	10/8/21	38,730	38,049
Biogen Inc.	2.900%	9/15/20	17,465	17,360
Cardinal Health Inc.	2.400%	11/15/19	22,090	21,866
Cardinal Health Inc.	3.200%	3/15/23	11,650	11,306
Cardinal Health Inc.	3.079%	6/15/24	16,720	15,740
Cardinal Health Inc.	3.500%	11/15/24	20,020	19,251
Cardinal Health Inc.	4.500%	11/15/44	23,250	21,017
6 Cargill Inc.	4.760%	11/23/45	57,879	64,221
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	36,807	35,578
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	11,695	11,945
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	20,970	19,792
Celgene Corp.	2.250%	5/15/19	5,145	5,116
Celgene Corp.	3.550%	8/15/22	15,160	15,049
Celgene Corp.	3.625%	5/15/24	11,980	11,672
Celgene Corp.	5.000%	8/15/45	25,000	24,238
Coca-Cola Co.	3.500%	9/15/20	4,600	4,605
Coca-Cola Co.	4.500%	9/1/21	14,785	15,177
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	11,134	11,136
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	28,043
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	24,975
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,319
CVS Health Corp.	2.750%	12/1/22	20,000	19,176
CVS Health Corp.	4.875%	7/20/35	18,205	18,094
CVS Health Corp.	5.125%	7/20/45	42,620	43,349
CVS Health Corp.	5.050%	3/25/48	22,175	22,453
6 Danone SA	2.589%	11/2/23	10,000	9,412
6 Danone SA	2.947%	11/2/26	40,000	36,733
Diageo Capital plc	2.625%	4/29/23	42,580	41,136
Diageo Investment Corp.	2.875%	5/11/22	17,245	16,967
Dignity Health California GO	2.637%	11/1/19	4,480	4,447
Dignity Health California GO	3.812%	11/1/24	18,560	18,292
Eli Lilly & Co.	3.700%	3/1/45	20,040	18,931
6 EMD Finance LLC	2.400%	3/19/20	1,100	1,085
6 EMD Finance LLC	2.950%	3/19/22	19,640	19,198
Express Scripts Holding Co.	2.250%	6/15/19	14,030	13,931
6 Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,399
6 Forest Laboratories LLC	5.000%	12/15/21	23,725	24,556

General Mills Inc.	5.650%	2/15/19	6,850	6,967
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,060
Gilead Sciences Inc.	2.500%	9/1/23	26,390	25,150
Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,460
Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,134
Gilead Sciences Inc.	4.500%	2/1/45	55,782	55,687
Gilead Sciences Inc.	4.750%	3/1/46	13,200	13,589
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,068
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	18,253
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	50,683
6 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	58,550
Johnson & Johnson	6.730%	11/15/23	15,000	17,573
Johnson & Johnson	2.450%	3/1/26	78,000	73,155
Kaiser Foundation Hospitals	3.500%	4/1/22	19,815	19,993
Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	17,460
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	14,214
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	25,029
Kraft Heinz Foods Co.	3.000%	6/1/26	31,320	28,247
Kraft Heinz Foods Co.	5.000%	7/15/35	7,370	7,261
Kraft Heinz Foods Co.	4.375%	6/1/46	59,110	50,950
3 Mayo Clinic	4.128%	11/15/52	11,465	11,707
McKesson Corp.	2.700%	12/15/22	7,010	6,713
McKesson Corp.	2.850%	3/15/23	6,840	6,550
McKesson Corp.	3.796%	3/15/24	9,525	9,396
Medtronic Inc.	2.500%	3/15/20	25,335	25,141
Medtronic Inc.	3.150%	3/15/22	61,030	60,580
Medtronic Inc.	3.625%	3/15/24	7,510	7,549
Medtronic Inc.	3.500%	3/15/25	62,791	62,099
Medtronic Inc.	4.375%	3/15/35	21,968	22,717
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	11,505	13,306
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	7,820	7,926
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	7,065	7,294
Merck & Co. Inc.	3.875%	1/15/21	30,000	30,595
Merck & Co. Inc.	2.350%	2/10/22	24,825	24,176
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,305
Merck & Co. Inc.	2.750%	2/10/25	38,000	36,318
Merck & Co. Inc.	4.150%	5/18/43	28,405	29,023
Merck Sharp & Dohme Corp.	5.000%	6/30/19	18,000	18,391
Molson Coors Brewing Co.	3.500%	5/1/22	14,905	14,871
Molson Coors Brewing Co.	5.000%	5/1/42	5,710	5,741
Mylan NV	3.950%	6/15/26	32,630	31,154
New York & Presbyterian Hospital	4.024%	8/1/45	22,955	23,004
Novartis Capital Corp.	3.400%	5/6/24	13,425	13,392
Novartis Capital Corp.	4.400%	5/6/44	21,485	22,965
Orlando Health Obligated Group	4.089%	10/1/48	3,095	3,070
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,018
PepsiCo Inc.	3.125%	11/1/20	48,610	48,859
PepsiCo Inc.	2.375%	10/6/26	72,545	66,162
PepsiCo Inc.	4.000%	3/5/42	35,200	34,507
PepsiCo Inc.	3.450%	10/6/46	45,740	40,784
Pfizer Inc.	3.000%	6/15/23	25,440	25,148
Pfizer Inc.	3.000%	12/15/26	45,100	43,250
Philip Morris International Inc.	4.500%	3/26/20	25,000	25,587

Philip Morris International Inc.	1.875%	2/25/21	43,455	41,990
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,059
Philip Morris International Inc.	2.500%	8/22/22	13,250	12,747
Philip Morris International Inc.	2.625%	3/6/23	23,000	21,992
Philip Morris International Inc.	4.500%	3/20/42	11,665	11,401
Philip Morris International Inc.	3.875%	8/21/42	22,785	20,307
Philip Morris International Inc.	4.875%	11/15/43	5,835	5,978
Philip Morris International Inc.	4.250%	11/10/44	15,000	14,184
3 Procter & Gamble - Esop	9.360%	1/1/21	8,170	8,845
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	18,290	17,051
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	12,030	11,502
6 Roche Holdings Inc.	2.875%	9/29/21	26,150	25,894
6 Roche Holdings Inc.	2.375%	1/28/27	61,570	55,937
Sanofi	4.000%	3/29/21	36,275	37,120
6 Sigma Alimentos SA de CV	4.125%	5/2/26	24,660	23,123
SSM Health Care Corp.	3.823%	6/1/27	35,390	35,227
Stanford Health Care	3.795%	11/15/48	8,555	8,261
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,765	6,493
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	36,645	31,654
The Kroger Co.	3.300%	1/15/21	13,605	13,571
The Kroger Co.	3.850%	8/1/23	5,055	5,061
Unilever Capital Corp.	4.250%	2/10/21	78,185	80,298
Wyeth LLC	5.950%	4/1/37	15,000	18,269

Energy (2.4%)
6 BG Energy Capital plc	4.000%	10/15/21	17,070	17,409
BP Capital Markets plc	4.750%	3/10/19	18,140	18,397
BP Capital Markets plc	2.315%	2/13/20	3,760	3,722
BP Capital Markets plc	4.500%	10/1/20	28,000	28,870
BP Capital Markets plc	4.742%	3/11/21	10,000	10,438
BP Capital Markets plc	3.062%	3/17/22	35,770	35,545
BP Capital Markets plc	3.245%	5/6/22	10,000	9,961
BP Capital Markets plc	2.500%	11/6/22	8,000	7,698
BP Capital Markets plc	3.994%	9/26/23	13,130	13,420
BP Capital Markets plc	3.814%	2/10/24	38,000	38,338
BP Capital Markets plc	3.506%	3/17/25	41,710	41,289
Chevron Corp.	2.355%	12/5/22	6,000	5,737
Chevron Corp.	3.191%	6/24/23	69,750	69,110
ConocoPhillips	7.000%	3/30/29	11,500	14,074
ConocoPhillips Co.	4.950%	3/15/26	12,710	13,689
ConocoPhillips Co.	4.300%	11/15/44	39,970	40,362
Devon Energy Corp.	3.250%	5/15/22	15,905	15,558
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	13,941
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	14,809
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	6,962
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,024
Enterprise Products Operating LLC	4.250%	2/15/48	33,120	30,807
EOG Resources Inc.	5.625%	6/1/19	16,285	16,664
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,474
Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,484
Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,124
Exxon Mobil Corp.	4.114%	3/1/46	10,845	11,029
Halliburton Co.	3.500%	8/1/23	67,975	67,715
Noble Energy Inc.	4.150%	12/15/21	14,890	15,134

Occidental Petroleum Corp.	4.100%	2/1/21	27,466	28,114
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	8,974
Occidental Petroleum Corp.	3.400%	4/15/26	33,675	32,759
Phillips 66	4.300%	4/1/22	30,000	30,906
6 Schlumberger Holdings Corp.	3.000%	12/21/20	25,500	25,306
6 Schlumberger Investment SA	2.400%	8/1/22	20,765	19,927
Shell International Finance BV	4.375%	3/25/20	16,000	16,401
Shell International Finance BV	2.250%	11/10/20	49,900	49,095
Shell International Finance BV	3.250%	5/11/25	28,680	28,046
Shell International Finance BV	4.125%	5/11/35	40,575	41,100
Shell International Finance BV	5.500%	3/25/40	10,795	12,598
Shell International Finance BV	4.375%	5/11/45	95,725	97,653
Suncor Energy Inc.	3.600%	12/1/24	19,505	19,258
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,058
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	25,945	26,364
Texaco Capital Inc.	8.625%	4/1/32	25,000	35,622
Total Capital International SA	2.700%	1/25/23	32,714	31,799
Total Capital International SA	3.750%	4/10/24	50,000	50,343
TransCanada PipeLines Ltd.	7.125%	1/15/19	4,800	4,908
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,269
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	20,326
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	60,581

Other Industrial (0.3%)
George Washington University District of
Columbia GO	3.545%	9/15/46	10,000	9,091
6 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	12,373
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	24,695	25,247
6 SBA Tower Trust	2.898%	10/8/19	37,250	37,030
6 SBA Tower Trust	3.168%	4/11/22	49,780	49,200
6 SBA Tower Trust	3.448%	3/15/23	28,730	28,614

Technology (3.7%)
Apple Inc.	2.850%	5/6/21	34,300	34,211
Apple Inc.	2.850%	2/23/23	43,845	43,145
Apple Inc.	3.000%	2/9/24	22,750	22,274
Apple Inc.	3.450%	5/6/24	31,140	31,151
Apple Inc.	2.850%	5/11/24	45,635	44,116
Apple Inc.	2.750%	1/13/25	21,615	20,607
Apple Inc.	3.250%	2/23/26	38,220	37,241
Apple Inc.	2.450%	8/4/26	55,182	50,557
Apple Inc.	3.350%	2/9/27	56,435	55,086
Apple Inc.	3.200%	5/11/27	39,750	38,328
Apple Inc.	2.900%	9/12/27	83,420	78,280
Apple Inc.	3.850%	5/4/43	15,275	14,498
Apple Inc.	4.450%	5/6/44	4,035	4,199
Apple Inc.	3.850%	8/4/46	36,510	34,581
Applied Materials Inc.	3.300%	4/1/27	32,395	31,371
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	36,975	35,788
Cisco Systems Inc.	4.450%	1/15/20	25,000	25,632
Cisco Systems Inc.	2.200%	2/28/21	78,505	77,031
Cisco Systems Inc.	2.900%	3/4/21	10,700	10,688
Cisco Systems Inc.	2.500%	9/20/26	15,921	14,721
Intel Corp.	3.300%	10/1/21	10,000	10,075
Intel Corp.	2.875%	5/11/24	29,825	28,856
Intel Corp.	4.100%	5/19/46	47,755	47,767

International Business Machines Corp.	3.375%	8/1/23	61,300	61,220
International Business Machines Corp.	3.625%	2/12/24	22,800	22,952
International Business Machines Corp.	7.000%	10/30/25	25,000	30,060
Microsoft Corp.	3.000%	10/1/20	10,000	10,066
Microsoft Corp.	2.375%	2/12/22	19,865	19,408
Microsoft Corp.	3.625%	12/15/23	13,500	13,796
Microsoft Corp.	2.875%	2/6/24	61,625	60,412
Microsoft Corp.	2.700%	2/12/25	23,890	22,953
Microsoft Corp.	3.125%	11/3/25	26,300	25,822
Microsoft Corp.	2.400%	8/8/26	64,501	59,550
Microsoft Corp.	3.450%	8/8/36	53,965	51,639
Microsoft Corp.	4.100%	2/6/37	45,435	46,988
Microsoft Corp.	4.500%	10/1/40	18,210	19,822
Microsoft Corp.	4.450%	11/3/45	61,885	66,908
Microsoft Corp.	3.700%	8/8/46	50,485	48,762
Microsoft Corp.	4.250%	2/6/47	61,800	65,497
Oracle Corp.	5.000%	7/8/19	35,000	35,816
Oracle Corp.	1.900%	9/15/21	70,285	67,578
Oracle Corp.	2.500%	5/15/22	38,860	37,832
Oracle Corp.	2.400%	9/15/23	63,535	60,287
Oracle Corp.	2.950%	11/15/24	80,105	77,107
Oracle Corp.	2.950%	5/15/25	11,300	10,772
Oracle Corp.	3.250%	11/15/27	112,120	107,069
Oracle Corp.	4.000%	11/15/47	32,260	30,438
QUALCOMM Inc.	2.600%	1/30/23	26,140	24,969
QUALCOMM Inc.	2.900%	5/20/24	38,055	35,951
6 Tencent Holdings Ltd.	3.595%	1/19/28	57,625	54,255

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,172
Burlington Northern Santa Fe LLC	3.250%	6/15/27	17,530	16,951
CSX Corp.	4.300%	3/1/48	16,635	15,842
6 ERAC USA Finance LLC	2.350%	10/15/19	12,165	12,046
6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,536
6 ERAC USA Finance LLC	3.300%	10/15/22	745	735
6 ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,719
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	33,621
FedEx Corp.	2.700%	4/15/23	15,810	15,140
FedEx Corp.	3.875%	8/1/42	4,505	4,009
FedEx Corp.	5.100%	1/15/44	26,055	27,244
FedEx Corp.	4.550%	4/1/46	14,460	13,933
Kansas City Southern	4.950%	8/15/45	13,845	13,910
6 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.950%	3/10/25	53,520	52,633
3 United Airlines 2018-1 Class B Pass Through
Trust	4.600%	3/1/26	7,850	7,866
United Parcel Service Inc.	2.450%	10/1/22	17,095	16,541
United Parcel Service Inc.	4.875%	11/15/40	4,925	5,376
				11,149,997
Utilities (4.8%)
Electric (4.3%)
Alabama Power Co.	5.200%	6/1/41	3,365	3,757
Alabama Power Co.	4.100%	1/15/42	5,595	5,472
Alabama Power Co.	3.750%	3/1/45	20,255	18,835
Alabama Power Co.	4.300%	7/15/48	27,790	28,222
Ameren Illinois Co.	2.700%	9/1/22	58,000	56,473
Ameren Illinois Co.	3.800%	5/15/28	22,365	22,499

Ameren Illinois Co.	3.700%	12/1/47	5,085	4,749
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	25,479
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	19,014
Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	40,513
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	11,919
Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,837
Commonwealth Edison Co.	4.350%	11/15/45	6,815	6,948
Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,893
Commonwealth Edison Co.	4.000%	3/1/48	17,900	17,478
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	11,157
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	62,578
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	31,901
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,561
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	25,657
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	24,572
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,544
Dominion Energy Inc.	2.962%	7/1/19	17,030	16,987
Dominion Energy Inc.	2.579%	7/1/20	12,040	11,864
Dominion Energy Inc.	4.450%	3/15/21	30,000	30,715
Dominion Energy Inc.	3.625%	12/1/24	23,850	23,384
DTE Energy Co.	3.800%	3/15/27	19,405	18,973
Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	11,247
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,860
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	17,323
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,957
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	6,462
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,064
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	15,998
Duke Energy Corp.	2.650%	9/1/26	17,480	15,706
Duke Energy Corp.	4.800%	12/15/45	37,600	39,132
Duke Energy Corp.	3.750%	9/1/46	14,740	13,052
Duke Energy Progress LLC	2.800%	5/15/22	20,140	19,811
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,045
Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,136
Duke Energy Progress LLC	4.200%	8/15/45	61,923	61,934
Entergy Corp.	2.950%	9/1/26	22,080	20,165
Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,557
Eversource Energy	4.500%	11/15/19	1,880	1,915
Eversource Energy	2.900%	10/1/24	25,155	23,826
Eversource Energy	3.150%	1/15/25	6,775	6,550
Eversource Energy	3.300%	1/15/28	14,490	13,674
Florida Power & Light Co.	6.200%	6/1/36	12,452	15,335
Florida Power & Light Co.	5.950%	2/1/38	10,000	12,383
Florida Power & Light Co.	5.690%	3/1/40	4,994	6,144
Florida Power & Light Co.	5.250%	2/1/41	29,745	34,182
Florida Power & Light Co.	4.125%	2/1/42	20,000	20,169
Florida Power & Light Co.	3.700%	12/1/47	27,690	26,223
Fortis Inc.	3.055%	10/4/26	44,365	40,367
Georgia Power Co.	4.750%	9/1/40	16,105	17,373
Georgia Power Co.	4.300%	3/15/42	33,015	32,922
6 Massachusetts Electric Co.	5.900%	11/15/39	21,895	26,973
MidAmerican Energy Co.	5.750%	11/1/35	9,925	11,861
MidAmerican Energy Co.	4.250%	5/1/46	14,675	14,870
6 Monongahela Power Co.	4.100%	4/15/24	11,000	11,260
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	13,686

National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,355	14,793
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	32,210	30,633
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	30,500	30,369
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,484
Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,218
Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,835
Oglethorpe Power Corp.	4.250%	4/1/46	20,029	19,491
Oglethorpe Power Corp.	5.250%	9/1/50	12,375	13,529
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	11,674
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,283
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	30,615
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	12,981
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,465
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	8,336
Pacific Gas & Electric Co.	2.450%	8/15/22	45,000	41,787
Pacific Gas & Electric Co.	2.950%	3/1/26	4,875	4,329
Pacific Gas & Electric Co.	6.050%	3/1/34	11,915	12,869
Pacific Gas & Electric Co.	5.800%	3/1/37	40,866	42,631
Pacific Gas & Electric Co.	6.350%	2/15/38	2,435	2,621
Pacific Gas & Electric Co.	6.250%	3/1/39	13,940	15,222
Pacific Gas & Electric Co.	5.400%	1/15/40	66,510	67,027
Pacific Gas & Electric Co.	3.750%	8/15/42	35,460	29,555
Pacific Gas & Electric Co.	5.125%	11/15/43	11,370	11,160
Pacific Gas & Electric Co.	4.750%	2/15/44	4,970	4,717
Pacific Gas & Electric Co.	4.300%	3/15/45	2,525	2,259
Pacific Gas & Electric Co.	4.000%	12/1/46	9,835	8,460
Pacific Gas & Electric Co.	3.950%	12/1/47	13,487	11,523
PacifiCorp	2.950%	6/1/23	14,835	14,514
PacifiCorp	3.600%	4/1/24	20,000	20,110
PacifiCorp	3.350%	7/1/25	15,354	15,140
PacifiCorp	5.750%	4/1/37	14,188	17,065
Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,437
PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,326
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,428
Progress Energy Inc.	3.150%	4/1/22	20,800	20,436
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,076
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,216
Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,402
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,446	1,535
South Carolina Electric & Gas Co.	6.050%	1/15/38	23,085	26,213
South Carolina Electric & Gas Co.	5.450%	2/1/41	9,627	10,292
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,530	30,878
South Carolina Electric & Gas Co.	4.600%	6/15/43	6,830	6,653
South Carolina Electric & Gas Co.	4.100%	6/15/46	11,210	10,171
South Carolina Electric & Gas Co.	4.500%	6/1/64	3,490	3,172
South Carolina Electric & Gas Co.	5.100%	6/1/65	25,065	25,249
Southern California Edison Co.	5.500%	8/15/18	31,730	31,830
Southern California Edison Co.	3.875%	6/1/21	24,860	25,243
Southern California Edison Co.	2.400%	2/1/22	8,270	7,979
Southern California Edison Co.	6.050%	3/15/39	1,995	2,385
Southern California Edison Co.	4.500%	9/1/40	5,150	5,172
Southern California Edison Co.	4.050%	3/15/42	15,788	14,783
Southern California Edison Co.	3.900%	3/15/43	8,085	7,401
Southern California Edison Co.	4.650%	10/1/43	16,770	17,124
Southern California Edison Co.	3.600%	2/1/45	8,160	7,168

	Southern California Edison Co.	4.125%	3/1/48	59,160	55,931
	Southern Co.	2.950%	7/1/23	44,985	43,354
	Southwestern Electric Power Co.	2.750%	10/1/26	25,000	22,862
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,032
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,571
	Tampa Electric Co.	2.600%	9/15/22	20,205	19,216
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	40,023
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	11,550
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	16,668
	Xcel Energy Inc.	3.350%	12/1/26	33,370	31,979

	Natural Gas (0.4%)
6	Boston Gas Co.	3.150%	8/1/27	8,010	7,556
6	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	62,751
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,876
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,561
6	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	34,684
6	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,095
	NiSource Finance Corp.	6.250%	12/15/40	10,000	11,543
	NiSource Finance Corp.	5.250%	2/15/43	13,546	14,965
	NiSource Finance Corp.	4.800%	2/15/44	8,500	8,795
	Sempra Energy	2.850%	11/15/20	11,900	11,751
	Sempra Energy	2.875%	10/1/22	14,066	13,644
	Sempra Energy	6.000%	10/15/39	36,184	42,581
	Southern California Gas Co.	2.600%	6/15/26	28,885	26,701

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	18,974
6	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	14,353
					2,552,423
Total Corporate Bonds (Cost $23,228,905)					22,918,941
Sovereign Bonds (3.3%)
6	CDP Financial Inc.	4.400%	11/25/19	22,000	22,485
6	Electricite de France SA	4.600%	1/27/20	31,972	32,653
6	Electricite de France SA	4.875%	1/22/44	2,910	2,938
6	Electricite de France SA	4.950%	10/13/45	12,500	12,745
	Equinor ASA	2.250%	11/8/19	16,095	15,955
	Equinor ASA	2.450%	1/17/23	10,840	10,418
	Export-Import Bank of Korea	1.750%	5/26/19	70,100	69,309
10	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	52,767
10	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,561
10	Japan Bank for International Cooperation	2.125%	7/21/20	40,500	39,844
11	Japan Treasury Discount Bill	0.000%	7/17/18	9,150,000	82,648
11	Japan Treasury Discount Bill	0.000%	7/23/18	9,100,000	82,198
11	Japan Treasury Discount Bill	0.000%	7/30/18	9,150,000	82,653
6	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	30,300
6	Kingdom of Saudi Arabia	2.875%	3/4/23	49,100	47,248
6	Kingdom of Saudi Arabia	4.000%	4/17/25	45,170	44,885
	Korea Development Bank	2.875%	8/22/18	16,410	16,427
	Korea Development Bank	2.500%	3/11/20	62,550	61,729
6	Kuwait	2.750%	3/20/22	4,315	4,207
6	Mexico City Airport Trust	5.500%	7/31/47	29,990	26,700
6	Petroleos Mexicanos	6.350%	2/12/48	34,590	31,561
	Province of Ontario	4.400%	4/14/20	48,000	49,328
	Province of Ontario	2.500%	4/27/26	100,400	95,127
	Province of Quebec	2.500%	4/20/26	134,755	128,140

6 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	51,685	50,589
6 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	51,685	48,955
6 Sinopec Group Overseas Development 2016
Ltd.	3.500%	5/3/26	28,000	26,708
6 Sinopec Group Overseas Development 2017
Ltd.	3.000%	4/12/22	31,520	30,767
6 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	41,455	41,298
6 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	61,574
6 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	27,732
6 State of Qatar	5.250%	1/20/20	53,470	55,066
6 State of Qatar	2.375%	6/2/21	55,255	53,302
6 State of Qatar	3.875%	4/23/23	72,530	72,502
6 State of Qatar	5.103%	4/23/48	30,000	29,837
Statoil ASA	2.900%	11/8/20	22,450	22,397
Statoil ASA	2.750%	11/10/21	31,091	30,654
Statoil ASA	2.650%	1/15/24	10,105	9,690
Statoil ASA	3.700%	3/1/24	20,035	20,205
Statoil ASA	3.250%	11/10/24	22,425	22,117
6 Temasek Financial I Ltd.	2.375%	1/23/23	39,070	37,362
United Mexican States	4.000%	10/2/23	11,250	11,264
United Mexican States	4.750%	3/8/44	13,870	12,989
Total Sovereign Bonds (Cost $1,765,698)				1,728,834
Taxable Municipal Bonds (3.0%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	38,373
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	42,344
California GO	5.700%	11/1/21	15,655	17,016
California GO	7.500%	4/1/34	5,845	8,209
California GO	7.550%	4/1/39	32,345	47,697
California GO	7.300%	10/1/39	4,460	6,319
California GO	7.350%	11/1/39	61,000	86,832
California GO	7.625%	3/1/40	1,035	1,526
California GO	7.600%	11/1/40	42,545	63,986
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,502
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	14,590	15,377
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	17,726
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,790	2,213
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.899%	12/1/40	24,650	32,075
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	59,990	78,060
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	29,164
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,736
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	79,499
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	52,711	66,647
Houston TX GO	6.290%	3/1/32	20,910	24,063
Illinois GO	5.100%	6/1/33	45,890	43,428
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	20,631

	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	44,540	48,809
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	12,915	18,805
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	28,590	40,383
	Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	36,373
	Louisville & Jefferson County KY
	Metropolitan Sewer District Sewer &
	Drainage System Revenue	6.250%	5/15/43	11,000	14,662
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	15,420
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,356
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	7,973
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	42,139
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,815
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,805	1,893
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	12,820	16,684
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	5,600	7,516
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,553
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	21,626
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	35,069
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	113,235	111,269
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	45,132
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	17,880
12	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,156
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	9,605	11,009
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	6,846
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	58,000	61,600
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	12,278
	Princeton University New Jersey GO	5.700%	3/1/39	13,020	16,956
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	48,035
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	6,175	8,088
	Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,009
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	20,485	27,548
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	18,160	24,344
	University of California Revenue	4.601%	5/15/31	19,390	20,917
	University of California Revenue	5.770%	5/15/43	23,675	29,210
	University of California Revenue	4.765%	5/15/44	4,740	5,045
	University of California Revenue	3.931%	5/15/45	18,275	18,283

Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	28,706
13 Wisconsin GO	5.700%	5/1/26	9,000	10,007
Total Taxable Municipal Bonds (Cost $1,429,115)				1,599,817

			Shares
Common Stocks (37.3%)
Consumer Discretionary (1.6%)
Comcast Corp. Class A			9,513,115	312,125
Home Depot Inc.			1,153,111	224,972
McDonald's Corp.			1,412,210	221,279
Cie Generale des Etablissements Michelin SCA			802,893	97,133
				855,509
Consumer Staples (4.7%)
Philip Morris International Inc.			6,611,065	533,777
Unilever NV			7,639,116	425,652
Coca-Cola Co.			7,455,026	326,977
Procter & Gamble Co.			3,166,579	247,183
PepsiCo Inc.			2,173,713	236,652
Sysco Corp.			3,309,720	226,021
British American Tobacco plc			3,936,605	198,303
Kraft Heinz Co.			2,852,669	179,205
Nestle SA			1,821,917	141,200
				2,514,970
Energy (5.6%)
Suncor Energy Inc.			13,859,989	563,824
Chevron Corp.			4,362,658	551,571
Exxon Mobil Corp.			4,337,696	358,858
^ TransCanada Corp.			6,525,674	282,342
Canadian Natural Resources Ltd.			7,051,739	254,356
Occidental Petroleum Corp.			3,019,330	252,658
Schlumberger Ltd.			3,299,877	221,191
Kinder Morgan Inc.			12,338,059	218,013
Phillips 66			1,288,876	144,754
Marathon Petroleum Corp.			1,519,234	106,589
				2,954,156
Financials (4.8%)
JPMorgan Chase & Co.			8,567,110	892,693
Wells Fargo & Co.			8,061,544	446,932
MetLife Inc.			8,338,936	363,577
Travelers Cos. Inc.			1,701,573	208,170
BB&T Corp.			3,979,675	200,735
American International Group Inc.			3,308,975	175,442
BlackRock Inc.			198,573	99,096
Bank of Nova Scotia			1,540,717	88,160
Chubb Ltd.			622,754	79,102
				2,553,907
Health Care (6.3%)
Johnson & Johnson			5,460,054	662,523
Pfizer Inc.			16,265,663	590,118
Eli Lilly & Co.			4,818,788	411,187
Medtronic plc			4,098,399	350,864
Merck & Co. Inc.			5,745,827	348,772
Bristol-Myers Squibb Co.			4,730,845	261,805
Novartis AG			3,408,294	258,181
Koninklijke Philips NV			5,043,192	213,670

Roche Holding AG	947,563	210,225
		3,307,345
Industrials (2.9%)
Union Pacific Corp.	3,004,186	425,633
Eaton Corp. plc	4,148,504	310,059
Caterpillar Inc.	1,756,499	238,304
Lockheed Martin Corp.	758,665	224,133
3M Co.	1,122,748	220,867
BAE Systems plc	13,381,423	113,841
United Parcel Service Inc. Class B	83,908	8,914
		1,541,751
Information Technology (3.8%)
Cisco Systems Inc.	14,751,816	634,770
Intel Corp.	10,623,491	528,094
Analog Devices Inc.	4,222,041	404,978
QUALCOMM Inc.	3,467,671	194,606
Maxim Integrated Products Inc.	3,245,444	190,378
Broadcom Inc.	178,482	43,307
		1,996,133
Materials (1.9%)
DowDuPont Inc.	7,407,431	488,298
^ Nutrien Ltd.	3,671,851	199,675
International Paper Co.	3,803,608	198,092
LyondellBasell Industries NV Class A	924,032	101,505
		987,570
Real Estate (0.5%)
Crown Castle International Corp.	2,316,890	249,807

Telecommunication Services (1.6%)
Verizon Communications Inc.	13,394,578	673,881
BCE Inc.	4,474,138	181,191
		855,072
Utilities (3.6%)
Dominion Energy Inc.	4,612,027	314,448
NextEra Energy Inc.	1,601,087	267,429
Eversource Energy	4,330,848	253,831
Duke Energy Corp.	2,978,840	235,567
Sempra Energy	1,973,765	229,174
American Electric Power Co. Inc.	3,141,367	217,539
Xcel Energy Inc.	3,542,004	161,799
Exelon Corp.	3,300,749	140,612
Edison International	1,209,246	76,509
		1,896,908
Total Common Stocks (Cost $14,859,986)		19,713,128

			Shares
Temporary Cash Investments (1.4%)
Money Market Fund (0.6%)
14,15 Vanguard Market Liquidity Fund	2.122%		2,942,469	294,276

			Face
		Maturity	Amount
	Coupon	Date	($000)

Repurchase Agreements (0.8%)
Bank of America Securities, LLC
(Dated 6/29/18, Repurchase Value
$21,904,000, collateralized by Federal
Home Loan Mortgage Corp., 2.349%-
3.500%, 4/1/28-7/1/45, Federal National
Mortgage Assn., 3.000%-5.000%, 3/1/32-
5/1/48 and Government National Mortgage
Assn., 2.809%-5.642%, 10/20/59-7/20/64,
with a value of $22,338,000)	2.090%	7/2/18	21,900	21,900
Deutsche Bank Securities, Inc.
(Dated 6/29/18, Repurchase Value
$55,010,000, collateralized by Federal
Home Loan Mortgage Corp., 3.000%-
4.000%, 6/1/34-4/1/47 and Federal
National Mortgage Assn., 3.000%-4.000%,
10/1/32-2/1/37, with a value of
$56,100,000)	2.110%	7/2/18	55,000	55,000
HSBC Bank USA
(Dated 6/29/18, Repurchase Value
$111,920,000, collateralized by U.S.
Treasury Note/Bond, 1.000%-3.125%,
11/30/19-5/15/21, with a value of
$114,139,000)	2.100%	7/2/18	111,900	111,900
HSBC Bank USA
(Dated 6/29/18, Repurchase Value
$23,504,000, collateralized by Federal
National Mortgage Assn., 3.500%, 2/1/48,
with a value of $23,976,000)	2.110%	7/2/18	23,500	23,500
Nomura Securities International, Inc.
(Dated 6/29/18, Repurchase Value
$70,012,000, collateralized by U.S.
Treasury Note/Bond, 0.750%-6.000%,
11/15/18-2/15/48, with a value of
$71,400,000)	2.100%	7/2/18	70,000	70,000
RBC Capital Markets LLC
(Dated 6/29/18, Repurchase Value
$71,112,000, collateralized by Federal
National Mortgage Assn., 2.629%-4.500%,
10/1/20-6/1/48, with a value of
$72,522,000)	2.100%	7/2/18	71,100	71,100

RBS Securities, Inc.
(Dated 6/29/18, Repurchase Value
$55,010,000, collateralized by U.S.
Treasury Note/Bond 1.750%, 10/31/20, with
a value of $56,100,000)	2.100%	7/2/18	55,000	55,000
				408,400
Total Temporary Cash Investments (Cost $702,676)				702,676
Total Investments (101.0%) (Cost $48,679,143)				53,334,347
Other Assets and Liabilities-Net (-1.0%)16				(514,775)
Net Assets (100%)				52,819,572

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$284,037,000.
1 Securities with a value of $88,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $5,961,983,000, representing 11.3% of net assets.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
9 Adjustable-rate security.
10 Guaranteed by the Government of Japan.
11 Face amount denominated in Japanese yen.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
15 Includes $294,265,000 of collateral received for securities on loan.
16 Cash of $15,231,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(6,768)	(813,429)	(6,840)
Ultra Long U.S. Treasury Bond	September 2018	(2,073)	(330,773)	(8,427)

Wellesley Income Fund

5-Year U.S. Treasury Note	September 2018	(1,535)	(174,402)	937
2-Year U.S. Treasury Note	September 2018	(521)	(110,363)	(65)
				(14,395)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
				Contract Amount (000)
	Contract					Unrealized Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan Securities LLC	7/17/18	USD	85,755	JPY	9,150,000	3,013
UBS AG	7/23/18	USD	84,357	JPY	9,100,000	2,035
Barclays Bank plc	7/30/18	USD	84,170	JPY	9,150,000	1,356
						6,404
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At June 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $5,523,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Wellesley Income Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellesley Income Fund

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,198,878	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,472,073	—
Corporate Bonds	—	22,918,941	—
Sovereign Bonds	—	1,728,834	—
Taxable Municipal Bonds	—	1,599,817	—
Common Stocks	18,480,575	1,232,553	—
Temporary Cash Investments	294,276	408,400	—
Futures Contracts—Assets[1]	126	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Forward Currency Contracts—Assets	—	6,404	—
Total	18,774,964	34,565,900	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the

Wellesley Income Fund

contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

I. At June 30, 2018, the cost of investment securities for tax purposes was $48,737,604,000. Net unrealized appreciation of investment securities for tax purposes was $4,596,743,000, consisting of unrealized gains of $5,498,292,000 on securities that had risen in value since their purchase and $901,549,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications
VANGUARD WELLESLEY INCOME FUND
By:	/s/ MORTIMER J. BUCKLEY*
Date: August 20, 2018	MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND
By:	/s/ MORTIMER J. BUCKLEY*
Date: August 20, 2018	MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

VANGUARD WELLESLEY INCOME FUND
By:	/s/ THOMAS J. HIGGINS*
Date: August 20, 2018	THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.